Overview and Summary of Significant Accounting Policies (Details 3)	12 Months Ended
Oct. 31, 2015
Buildings and improvements | Minimum
Property, Plant and Equipment, Net
Estimated useful life for property, plant and equipment	5 years
Buildings and improvements | Maximum
Property, Plant and Equipment, Net
Estimated useful life for property, plant and equipment	40 years
Machinery and equipment, including equipment held for lease | Minimum
Property, Plant and Equipment, Net
Estimated useful life for property, plant and equipment	3 years
Machinery and equipment, including equipment held for lease | Maximum
Property, Plant and Equipment, Net
Estimated useful life for property, plant and equipment	15 years